Statement of comprehensive income (Parenthetical) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 ZAR (R) R / €	Dec. 31, 2017 ZAR (R) R / €	Jun. 30, 2018 ZAR (R) R / €
Statement of comprehensive income
Closing exchange rate	16.47	14.84	16.04
Loss on reclassification from cash flow hedge reserve to profit and loss	R (48)	R (189)	R (286)
Derivative gain relating to ineffective portion of hedge	R 57	R 16	R 52